GoodWill (Details) - Schedule of goodwill - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Abstract]
Beginning Balance	¥ 1,533,485	¥ 1,533,485
Acquisitions	14,051
Impairment loss	(1,504,525)
Ending Balance	¥ 43,011	¥ 1,533,485